INCOME TAXES - RECONCILIATION TO EFFECTIVE TAX RATE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	4.00%	5.00%	5.00%
U.S. tax on repatriation of foreign earnings	(1.00%)	1.00%	2.00%
State income taxes, net of federal income tax benefit	1.00%	1.00%	0.00%
Utility repairs expenditures	(4.00%)	(5.00%)	(5.00%)
Tax credits	(3.00%)	(4.00%)	(4.00%)
Self-developed software expenditures	(3.00%)	(3.00%)	(3.00%)
Resolution of prior years’ income tax items	0.00%	(3.00%)	(1.00%)
Non-U.S. earnings taxed at lower statutory income tax rates	(3.00%)	(2.00%)	(2.00%)
Allowance for equity funds used during construction	(2.00%)	(2.00%)	(2.00%)
Foreign exchange and inflation effects	(2.00%)	(2.00%)	(2.00%)
Share-based compensation	(2.00%)	0.00%	0.00%
International tax reform	1.00%	0.00%	(1.00%)
Other, net	0.00%	(1.00%)	(2.00%)
Effective income tax rate	21.00%	20.00%	20.00%
Reversal of previous income tax expense	$ 20
Distributions from non-U.S. subsidiaries			$ 288
Distributions from non-U.S. subsidiaries previously taxed			100
Income Tax Expense Louisiana valuation allowance release			25
SONGS tax regulatory asset write-off			17
Income (Loss) from Continuing Operations before Income Taxes, Domestic	773	$ 1,189	1,014
Income (Loss) from Continuing Operations before Income Taxes, Foreign	1,057	515	510
Income before income taxes	$ 1,830	$ 1,704	$ 1,524
San Diego Gas and Electric Company [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	5.00%	4.00%	4.00%
SONGS tax regulatory asset write-off	0.00%	0.00%	2.00%
State income taxes, net of federal income tax benefit	5.00%	5.00%	5.00%
Utility repairs expenditures	(4.00%)	(4.00%)	(4.00%)
Self-developed software expenditures	(3.00%)	(3.00%)	(3.00%)
Resolution of prior years’ income tax items	(1.00%)	(2.00%)	(2.00%)
Allowance for equity funds used during construction	(2.00%)	(2.00%)	(2.00%)
Share-based compensation	(1.00%)	0.00%	0.00%
Variable interest entity	0.00%	(1.00%)	(1.00%)
Other, net	(1.00%)	0.00%	0.00%
Effective income tax rate	33.00%	32.00%	34.00%
Income before income taxes	$ 845	$ 890	$ 797
Southern California Gas Company [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	9.00%	8.00%	8.00%
State income taxes, net of federal income tax benefit	2.00%	4.00%	4.00%
Utility repairs expenditures	(9.00%)	(10.00%)	(9.00%)
Self-developed software expenditures	(6.00%)	(6.00%)	(5.00%)
Resolution of prior years’ income tax items	2.00%	(3.00%)	(2.00%)
Allowance for equity funds used during construction	(2.00%)	(2.00%)	(2.00%)
Share-based compensation	(1.00%)	0.00%	0.00%
Other, net	(1.00%)	(1.00%)	0.00%
Effective income tax rate	29.00%	25.00%	29.00%
Income before income taxes	$ 493	$ 558	$ 472